SHAREHOLDERS' EQUITY - Changes in Stock Options (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance (in shares) | shares	7,514,307	3,920,800
Granted (in shares) | shares	0	30,000
Exercised (in shares) | shares	(5,739,722)	(2,173,306)
Expired (in shares) | shares	(235,269)	(448,224)
Forfeited (in shares) | shares	(40,001)	(7,000)
Stock options outstanding, end of year (in shares) | shares	1,499,315	7,514,307
Stock options exerciseable, end of year (in shares) | shares	1,332,460	7,180,808
Weighted average exercise price, Opening Balance (in CAD) | $	$ 4.60	$ 5.85
Weighted average exercise price, Granted (in CAD) | $	0.00	5.31
Weighted average exercise price, Exercised (in CAD) | $	3.91	3.51
Weighted average exercise price, Expired (in CAD) | $	13.95	17.52
Weighted average exercise price, Forfeited (in CAD) | $	4.96	6.83
Weighted average exercise price, end of year (in CAD) | $	5.80	4.60
Weighted average exercise price, Exerciseable (in CAD) | $	$ 6.01	$ 4.73
St Andrew Goldfields Ltd.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Assumed (in shares) | shares	0	1,566,876
Weighted average exercise price, Assumed (in CAD) | $	$ 0.00	$ 6.86
Newmarket Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Assumed (in shares) | shares	0	4,625,161
Weighted average exercise price, Assumed (in CAD) | $	$ 0.00	$ 3.52